Income Taxes - (Loss) Income From Continuing Operatings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Domestic	$ 1,054	$ (171,878)	$ (37,910)
Foreign	169,535	52,071	148,805
Income (loss) from continuing operations before taxes	$ 170,589	$ (119,807)	$ 110,895